Share Repurchases (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share Repurchases [Line Items]
Shares of common stock repurchased													158	142	447
Share Repurchase Program
Share Repurchases [Line Items]
Shares of common stock repurchased	31	36	58	33	34	31	39	38	66	30	188	163	158	142	447
Value of common stock repurchased	$ 1,000	$ 1,000	$ 1,607	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,631	$ 827	$ 5,000	$ 4,000	$ 4,607	$ 4,000	$ 11,458